UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Schedule of Investments June 30, 2018 (unaudited)

Tortoise Select Income Bond Fund

	Principal Amount	Fair Value
Asset Backed Securities - 12.6%(1)
Automotive - 7.6%(1)
Ally Master Owner Trust
3.290%, 05/15/2023	$12,000	$12,043
AmeriCredit Automobile Receivables Trust
2.410%, 07/08/2022	20,000	19,687
Capital Auto Receivables Asset Trust
2.420%, 06/21/2021	10,000	9,910
Carmax Auto Owner Trust
1.900%, 04/15/2022	14,000	13,651
Ford Credit Auto Owner Trust
1.930%, 04/15/2023	15,000	14,661
Hyundai Auto Receivables Trust
2.190%, 11/15/2022	11,000	10,756
Santander Drive Auto Receivables Trust
2.760%, 12/15/2022	7,000	6,941
Westlake Automobile Receivables Trust
3.500%, 01/16/2024	10,000	10,030
World Omni Auto Receivables Trust
3.030%, 06/17/2024	12,000	11,960
		109,639
Credit Cards - 3.2%(1)
Capital One Multi-Asset Execution Trust
2.583% (1 Month LIBOR USD + 0.510%), 09/16/2024(2)	7,000	7,062
Discover Card Execution Note Trust
3.030%, 08/15/2025	15,000	14,932
Synchrony Credit Card Master Note Trust
2.620%, 10/15/2025	20,000	19,489
World Financial Network Credit Card Master Trust
1.980%, 08/15/2023	5,000	4,925
		46,408
Whole Business - 1.8%(1)
Hardee's Funding LLC
4.250%, 06/20/2048	25,000	25,097

Total Asset Backed Securities
(Cost $181,956)		181,144

Corporate Bonds - 31.3%(1)
Airlines - 0.6%(1)
British Airways Pass Through Trust
4.125%, 03/20/2033(3)	5,000	4,947
US Airways
3.950%, 05/15/2027	3,718	3,696
		8,643
Automotive - 0.5%(1)
Allison Transmission, Inc.
4.750%, 10/01/2027(3)	2,000	1,870
Hyundai Capital America
3.450%, 03/12/2021(3)	5,000	4,964
		6,834
Banks - 4.0%(1)
Bank of America Corp.
3.108% (3 Month LIBOR USD + 0.790%), 03/05/2024(2)	10,000	9,973
Bank of Montreal
3.803%, 12/15/2032(4)	5,000	4,638
Bank of New York Mellon Corp.
2.661%, 05/16/2023	5,000	4,855

Citigroup, Inc.
3.887%, 01/10/2028	5,000	4,848
Goldman Sachs Group, Inc.
3.814%, 04/23/2029	5,000	4,761
JPMorgan Chase & Co.
3.559%, 04/23/2024	10,000	9,913
Morgan Stanley
3.591%, 07/22/2028	5,000	4,757
Santander Holdings USA, Inc.
4.400%, 07/13/2027	5,000	4,804
Toronto-Dominion Bank
3.625%, 09/15/2031(4)	5,000	4,713
Wells Fargo & Co.
3.069%, 01/24/2023	5,000	4,865
		58,127
Building Materials & Home Builders - 1.5%(1)
Beazer Homes USA, Inc.
6.750%, 03/15/2025	2,000	1,920
Eagle Materials, Inc.
4.500%, 08/01/2026	10,000	10,060
Lennar Corp.
4.750%, 05/30/2025	2,000	1,942
Mattamy Group Corp.
6.500%, 10/01/2025(3)(4)	2,000	1,971
New Enterprise Stone & Lime Co, Inc.
6.250%, 03/15/2026(3)	2,000	2,025
Toll Brothers Finance Corp.
4.350%, 02/15/2028	2,000	1,798
US Concrete, Inc.
6.375%, 06/01/2024	2,000	2,015
		21,731
Chemicals - 1.1%(1)
Albemarle Corp.
5.450%, 12/01/2044	5,000	5,341
Chemours Co.
6.625%, 05/15/2023	3,000	3,150
Tronox Finance PLC
5.750%, 10/01/2025(3)(4)	2,000	1,948
Westlake Chemical Corp.
4.375%, 11/15/2047	5,000	4,626
		15,065
Consumer Staples - 0.3%(1)
Albertsons Companies LLC
5.750%, 03/15/2025	2,000	1,780
Pilgrim's Pride Corp.
5.750%, 03/15/2025(3)	2,000	1,925
		3,705
Diversified Financial Services - 1.1%(1)
Compass Group Diversified Holdings LLC
8.000%, 05/01/2026(3)	2,000	1,960
International Lease Finance Corp.
5.875%, 08/15/2022	10,000	10,630
Park Aerospace Holdings Ltd.
5.250%, 08/15/2022(3)(4)	3,000	2,981
		15,571
Energy - 7.4%(1)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.250%, 01/15/2025	8,000	8,209
DCP Midstream Partners LP
7.375%, 06/15/2023	2,000	1,919
Enable Midstream Partners LP
4.950%, 05/15/2028	10,000	9,740
Enbridge Energy Partners LP
7.500%, 04/15/2038	3,000	3,715
Enbridge, Inc.
6.250% (3 Month LIBOR USD + 3.641%), 03/01/2078(2)(4)	5,000	4,719
Energy Transfer Partners LP
6.250%, 05/15/2023	2,000	1,856
5.800%, 06/15/2038	6,000	5,956

EnLink Midstream Partners LP
6.000%, 12/15/2022	1,000	857
Ensco PLC
7.750%, 02/01/2026(4)	2,000	1,897
EQT Corp.
3.900%, 10/01/2027	5,000	4,672
EQT Midstream Partners LP
4.750%, 07/15/2023	7,000	6,996
Hess Corp.
7.125%, 03/15/2033	10,000	11,593
Murphy Oil Corp.
6.875%, 08/15/2024	2,000	2,105
Nabors Industries, Inc.
5.750%, 02/01/2025(3)	2,000	1,895
Oasis Petroleum, Inc.
6.250%, 05/01/2026(3)	2,000	2,022
Plains All American Pipeline LP / PAA Finance Corp.
6.650%, 01/15/2037	10,000	10,770
Polar Tankers, Inc.
5.951%, 05/10/2037(3)	5,000	5,628
Ruby Pipeline LLC
6.000%, 04/01/2022(3)	8,939	9,354
SemGroup Corp / Rose Rock Finance Corp.
5.625%, 11/15/2023	3,000	2,843
SemGroup Corp.
7.250%, 03/15/2026	2,000	1,970
SM Energy Co.
5.625%, 06/01/2025	2,000	1,915
Southwestern Energy Co.
7.500%, 04/01/2026	3,000	3,120
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.875%, 04/15/2026(3)	2,000	2,018
		105,769
Gaming & Lodging - 0.8%(1)
Boyd Gaming Corp.
6.000%, 08/15/2026(3)	2,000	1,990
Caesars Resort Collection LLC / CRC Finco, Inc.
5.250%, 10/15/2025(3)	2,000	1,897
Eldorado Resorts, Inc.
6.000%, 04/01/2025	2,000	2,013
MGM Resorts International
5.750%, 06/15/2025	2,000	2,007
Penn National Gaming, Inc.
5.625%, 01/15/2027(3)	2,000	1,890
Wyndham Worldwide Corp.
4.500%, 04/01/2027	2,000	1,955
		11,752
Healthcare - 2.1%(1)
City of Hope
4.378%, 08/15/2048	5,000	5,135
Community Health Systems, Inc.
6.250%, 03/31/2023	2,000	1,843
CVS Health Corp.
4.780%, 03/25/2038	5,000	4,933
HCA, Inc.
5.375%, 02/01/2025	2,000	1,974
Magellan Health, Inc.
4.400%, 09/22/2024	2,000	1,963

SSM Health Care Corp.
3.688%, 06/01/2023	7,000	7,042
Teva Pharmaceutical Finance Netherlands III B.V.
2.200%, 07/21/2021(4)	2,000	1,856
THC Escrow Corp III
5.125%, 05/01/2025(3)	2,000	1,909
Valeant Pharmaceuticals International, Inc.
9.000%, 12/15/2025(3)(4)	2,000	2,080
WellCare Health Plans, Inc.
5.250%, 04/01/2025	2,000	1,995
		30,730
Industrial - 0.4%(1)
Herc Rentals, Inc.
7.500%, 06/01/2022(3)	2,000	2,125
United Rentals North America, Inc.
5.750%, 11/15/2024	3,000	3,060
		5,185
Insurance - 1.9%(1)
AXA Equitable Holdings, Inc.
5.000%, 04/20/2048(3)	5,000	4,630
Brighthouse Financial, Inc.
3.700%, 06/22/2027	10,000	8,898
Mercury General Corp.
4.400%, 03/15/2027	5,000	4,872
Pacific Life Insurance Co.
4.300%, 10/24/2067(3)	5,000	4,552
Securian Financial Group, Inc.
4.800%, 04/15/2048(3)	5,000	4,987
		27,939
Manufacturing - 1.6%(1)
American Axle & Manufacturing, Inc.
6.250%, 03/15/2026	2,000	1,955
CNH Industrial NV
4.500%, 08/15/2023(4)	5,000	5,040
Meritor, Inc.
6.250%, 02/15/2024	2,000	2,025
Nvent Finance Sarl
3.950%, 04/15/2023(3)(4)	5,000	4,954
Trinity Industries, Inc.
4.550%, 10/01/2024	10,000	9,640
		23,614
Materials - 0.6%(1)
Hudbay Minerals, Inc.
7.625%, 01/15/2025(3)(4)	3,000	3,157
Kinross Gold Corp.
5.950%, 03/15/2024(4)	5,000	5,150
		8,307
Media - 0.9%(1)
AMC Networks, Inc.
5.000%, 04/01/2024	3,000	2,962
Discovery Communications LLC
5.000%, 09/20/2037	5,000	4,829
Gray Television, Inc.
5.875%, 07/15/2026(3)	2,000	1,908
Time Warner Cable LLC
6.550%, 05/01/2037	3,000	3,191
		12,890
Paper & Packaging - 0.3%(1)
Berry Plastics Corp.
5.125%, 07/15/2023	3,000	2,985
Multi-Color Corp.
4.875%, 11/01/2025(3)	2,000	1,867
		4,852

Real Estate - 0.7%(1)
Hudson Pacific Properties LP
3.950%, 11/01/2027	5,000	4,684
STORE Capital Corp.
4.500%, 03/15/2028	5,000	4,901
		9,585
Technology - 1.8%(1)
Apple, Inc.
3.000%, 02/09/2024	5,000	4,901
Dell International LLC / EMC Corp.
6.020%, 06/15/2026(3)	5,000	5,260
First Data Corp.
5.750%, 01/15/2024(3)	3,000	3,011
Marvell Technology Group Ltd.
4.200%, 06/22/2023(4)	5,000	5,005
Microchip Technology, Inc.
3.922%, 06/01/2021(3)	5,000	5,011
Western Digital Corp.
4.750%, 02/15/2026	2,000	1,949
		25,137
Telecommunications - 2.2%(1)
Motorola Solutions, Inc.
5.500%, 09/01/2044	10,000	9,358
Sprint Capital Corp.
6.875%, 11/15/2028	2,000	1,920
Sprint Corp.
7.875%, 09/15/2023	2,000	2,079
T-Mobile USA, Inc.
6.375%, 03/01/2025	2,000	2,075
Time Warner, Inc.
4.900%, 06/15/2042	10,000	9,234
Vodafone Group PLC
4.375%, 05/30/2028(4)	5,000	4,950
Zayo Group LLC / Zayo Capital, Inc.
6.375%, 05/15/2025	3,000	3,068
		32,684
Utilities - 1.5%(1)
AES Corp.
4.875%, 05/15/2023	2,000	2,005
NRG Energy, Inc.
6.625%, 01/15/2027	3,000	3,098
Southern California Edison Co.
4.125%, 03/01/2048	7,000	6,639
Tri-State Generation & Transmission Association, Inc.
4.250%, 06/01/2046	5,000	4,730
WEC Energy Group, Inc.
3.375%, 06/15/2021	5,000	5,018
		21,490
Total Corporate Bonds
(Cost $461,891)		449,610

Mortgage Backed Securities - 29.4%(1)
Commercial - 6.2%(1)
Citigroup Commercial Mortgage Trust
3.732%, 04/12/2046	10,000	9,850
3.192%, 04/10/2048	10,000	9,810
GS Mortgage Securities Trust
4.663%, 09/12/2047(5)	10,000	9,826
JPMBB Commercial Mortgage Securities Trust
4.710%, 09/17/2047(5)	15,000	14,519
Morgan Stanley Bank of America Merrill Lynch Trust
3.708%, 05/17/2046	11,000	10,929
UBS Commercial Mortgage Trust
4.741%, 12/16/2050(5)	12,000	11,671
5.051%, 03/17/2051(5)	13,000	12,954

WFRBS Commercial Mortgage Trust
3.241%, 12/15/2045	10,000	9,850
		89,409
U.S. Government Agency - 23.2%(1)
Federal Home Loan Mortgage Corporation
3.500%, 04/01/2037	5,309	5,367
3.500%, 05/01/2038	4,953	4,970
4.500%, 08/01/2046	33,655	35,059
3.500%, 02/01/2047	38,081	37,946
4.000%, 02/01/2047	15,361	15,712
4.500%, 05/01/2047	15,904	16,567
4.000%, 07/01/2047	14,834	15,145
4.500%, 09/01/2047	10,105	10,526
4.000%, 10/01/2047	19,803	20,213
3.000%, 08/25/2056	13,190	12,877
Federal National Mortgage Association
3.500%, 02/01/2036	7,329	7,419
3.500%, 05/01/2036	29,748	30,111
3.500%, 01/01/2038	7,822	7,857
4.000%, 10/01/2046	46,095	47,052
4.000%, 06/01/2047	16,242	16,574
4.500%, 02/01/2048	980	1,023
4.000%, 03/01/2048	10,863	11,095
4.500%, 05/01/2048	35,821	37,372
		332,885
Total Mortgage Backed Securities
(Cost $429,412)		422,294

U.S. Government Securities - 25.2%(1)
U.S. Treasury Bonds
2.049% (3 Month US Treasury Money Market Yield + 0.140%), 01/31/2019(2)	26,000	26,029
2.500%, 05/31/2020	65,000	64,976
2.625%, 06/15/2021	90,000	90,019
2.750%, 05/31/2023	3,000	3,004
2.875%, 05/31/2025	5,000	5,020
0.375%, 07/15/2027(6)	28,678	27,911
2.875%, 05/15/2028	107,000	107,228
3.000%, 02/15/2048	37,000	37,132
Total U.S. Government Securities
(Cost $359,718)		361,319

Preferred Stock - 0.7%(1)	Shares
Banks - 0.7% (1)
CoBank ACB, 6.250%, Series F
(Cost $10,925)	100	10,613

Total Investments - 99.2%(1)
(Cost $1,443,902)		1,424,980
Other Assets in Excess of Liabilities, Net - 0.8%(1)		11,266
Total Net Assets - 100.0%(1)		$1,436,246

(1)	Calculated as a percentage of net assets.
(2)	Variable rate security - The rate shown is the rate in effect as of June 30, 2018.
(3)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are determined to be liquid by the Adviser. As of June 30, 2018, the value of these investments was $96,737 or 6.7% of total net assets.

(4)	Foreign securities - The Fund had $55,059 or 3.8% of net assets in foreign securities as of June 30, 2018.
(5)	Variable rate security - The coupon is based on an underlying pool of loans.
(6)
U.S. Treasury inflation protected securities ("Tips"). Tips are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$181,144	$-	$181,144
Corporate Bonds	-	449,610	-	449,610
Mortgage Backed Securities	-	422,294	-	422,294
U.S. Government Securities	-	361,319	-	361,319
Preferred Stock	-	10,613	-	10,613
Total Investments	$-	$1,424,980	$-	$1,424,980

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  August 23, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  August 23, 2018